Acquisitions - Pro Forma financial Information (Tables)	3 Months Ended
Mar. 31, 2019
Pro forma Financial Information
Summary of Pro forma financial information
Pro forma financial Information
in € THOUS, except per share data

2019
in EUR
Pro forma revenue	4.176.790
Pro forma net income attributable to shareholders of FMC-AG & Co. KGaA	254.538
Basic earnings per share	0,83
Fully diluted earnings per share	0,83